Note 5 - Investment Securities Available for Sale (Details) - Investment Securities (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost	$ 73,230	$ 52,562	$ 61,179
Available for Sale Securities Gross Unrealized Gains	531	849	1,098
Available for Sale Securities Gross Unrealized Losses	(426)	(86)	(200)
Available for Sale Securities Fair Value	73,335	53,325	62,077
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost	43,616	44,562	35,590
Available for Sale Securities Gross Unrealized Gains	250	849	1,033
Available for Sale Securities Gross Unrealized Losses	(398)	(18)	(10)
Available for Sale Securities Fair Value	43,468	45,393	36,613
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost		8,000	6,000
Available for Sale Securities Gross Unrealized Losses		(68)	(190)
Available for Sale Securities Fair Value		7,932	5,810
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost			19,589
Available for Sale Securities Gross Unrealized Gains			65
Available for Sale Securities Fair Value			$ 19,654